Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 7.1%
Ampol Ltd.	1,166	$ 25,339
ANZ Group Holdings Ltd.	14,860	245,162
APA Group	5,957	31,789
Aristocrat Leisure Ltd.	2,923	76,771
ASX Ltd.	914	33,567
Aurizon Holdings Ltd.	8,660	19,432
BHP Group Ltd.	25,192	716,726
BlueScope Steel Ltd.	2,112	26,398
Brambles Ltd.	6,905	63,575
Cochlear Ltd.	311	51,053
Coles Group Ltd.	6,619	66,218
Commonwealth Bank of Australia	8,335	535,738
Computershare Ltd.	2,704	45,132
CSL Ltd.	2,382	384,102
Dexus, REIT	4,924	23,111
EBOS Group Ltd.	741	15,189
Endeavour Group Ltd.	6,789	23,004
Fortescue Metals Group Ltd.	8,317	111,868
Goodman Group, REIT	8,325	114,812
GPT Group, REIT	9,124	22,878
IDP Education Ltd.	1,183	16,262
IGO Ltd.	3,249	26,446
Insurance Australia Group Ltd.	11,762	42,954
Lendlease Corp. Ltd.	3,300	15,234
Lottery Corp. Ltd.	10,563	32,056
Macquarie Group Ltd.	1,826	196,920
Medibank Pvt Ltd.	13,102	28,978
Mineral Resources Ltd.	818	35,569
Mirvac Group, REIT	20,151	27,596
National Australia Bank Ltd.	15,516	290,003
Newcrest Mining Ltd.	4,453	70,202
Northern Star Resources Ltd.	5,757	38,717
Orica Ltd.	2,103	21,080
Origin Energy Ltd.	8,625	48,689
Pilbara Minerals Ltd.	12,723	35,175
Qantas Airways Ltd. (A)	4,255	14,171
QBE Insurance Group Ltd.	7,434	75,089
Ramsay Health Care Ltd.	873	29,114
REA Group Ltd.	272	26,988
Reece Ltd.	1,112	13,320
Rio Tinto Ltd.	1,840	134,333
Santos Ltd.	16,315	82,869
Scentre Group, REIT	24,552	38,833
SEEK Ltd.	1,647	23,371
Sonic Healthcare Ltd.	2,229	42,707
South32 Ltd.	21,741	47,387
Stockland, REIT	12,140	30,597
Suncorp Group Ltd.	6,127	55,033
Telstra Group Ltd.	20,155	49,891
Transurban Group	15,272	124,605
Treasury Wine Estates Ltd.	3,372	26,732
Vicinity Ltd., REIT	18,580	20,249
Washington H Soul Pattinson & Co. Ltd.	1,094	22,923
Wesfarmers Ltd.	5,642	191,751
Westpac Banking Corp.	17,382	236,367
WiseTech Global Ltd.	780	32,623
Woodside Energy Group Ltd.	9,406	220,676
Woolworths Group Ltd.	6,038	144,881

		5,242,255

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,710	$ 59,335
OMV AG	704	33,732
Verbund AG	326	26,556
voestalpine AG	528	14,425

		134,048

Belgium - 0.8%
Ageas SA	762	31,444
Anheuser-Busch InBev SA	4,302	238,831
D’ieteren Group	103	17,413
Elia Group SA	135	13,224
Groupe Bruxelles Lambert NV	480	35,808
KBC Group NV	1,235	77,219
Lotus Bakeries NV	2	16,260
Sofina SA	70	14,195
Solvay SA	350	38,798
UCB SA	632	51,811
Umicore SA	1,003	23,806
Warehouses De Pauw CVA, REIT	780	19,330

		578,139

Chile - 0.0% (B)
Antofagasta PLC	1,893	33,005

Denmark - 3.2%
AP Moller - Maersk AS, Class A	16	28,419
AP Moller - Maersk AS, Class B	24	43,326
Carlsberg AS, Class B	488	61,664
Chr Hansen Holding AS	497	30,463
Coloplast AS, Class B	673	71,322
Danske Bank AS	3,408	79,397
Demant AS (A)	514	21,319
DSV AS	910	170,147
Genmab AS (A)	324	115,189
Novo Nordisk AS, Class B	16,122	1,471,547
Novozymes AS, B Shares	965	38,945
Orsted AS (C)	942	51,424
Pandora AS	430	44,594
ROCKWOOL AS, B Shares	40	9,710
Tryg AS	1,710	31,354
Vestas Wind Systems AS (A)	4,955	106,455

		2,375,275

Finland - 1.1%
Elisa OYJ	681	31,600
Fortum OYJ	2,146	24,946
Kesko OYJ, B Shares	1,242	22,283
Kone OYJ, Class B	1,678	70,821
Metso OYJ	3,181	33,476
Neste OYJ	2,042	69,366
Nokia OYJ	26,314	99,264
Nordea Bank Abp	10,442	114,804
Nordea Bank Abp	5,505	60,600
Orion OYJ, Class B	511	20,108
Sampo OYJ, A Shares	2,266	98,177
Stora Enso OYJ, R Shares	2,760	34,695
UPM-Kymmene OYJ	2,637	90,525
Wartsila OYJ Abp	2,178	24,765

		795,430

France - 11.6%
Accor SA	878	29,649
Aeroports de Paris SA	142	16,799
Air Liquide SA	2,586	437,010
Airbus SE	2,927	392,949

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Alstom SA	1,544	$ 36,892
Amundi SA (C)	278	15,680
Arkema SA	303	29,972
AXA SA	9,070	270,225
BioMerieux	195	18,930
BNP Paribas SA	5,183	331,140
Bollore SE	4,248	22,860
Bouygues SA	974	34,126
Bureau Veritas SA	1,482	36,836
Capgemini SE	808	141,636
Carrefour SA	2,960	50,963
Cie de Saint-Gobain SA	2,292	137,833
Cie Generale des Etablissements Michelin SCA	3,342	102,714
Covivio SA, REIT	244	10,860
Credit Agricole SA	6,025	74,477
Danone SA	3,140	173,491
Dassault Aviation SA	120	22,634
Dassault Systemes SE	3,273	122,134
Edenred SE	1,234	77,339
Eiffage SA	346	32,937
Engie SA	8,953	137,535
EssilorLuxottica SA	1,457	254,415
Eurazeo SE	219	13,070
Gecina SA, REIT	220	22,504
Getlink SE	1,687	26,950
Hermes International SCA	156	285,298
Ipsen SA	182	23,898
Kering SA	364	166,212
Klepierre SA, REIT	1,062	26,083
L’Oreal SA	1,190	494,696
La Francaise des Jeux SAEM (C)	510	16,607
Legrand SA	1,310	120,910
LVMH Moet Hennessy Louis Vuitton SE	1,362	1,031,598
Orange SA	9,165	105,230
Pernod Ricard SA	1,008	168,222
Publicis Groupe SA	1,138	86,338
Remy Cointreau SA	104	12,716
Renault SA	928	38,141
Safran SA	1,689	265,426
Sanofi	5,607	601,574
Sartorius Stedim Biotech	131	31,301
Schneider Electric SE	2,687	445,954
SEB SA	124	11,622
Societe Generale SA	3,587	87,395
Sodexo SA	418	43,097
STMicroelectronics NV	3,385	146,677
Teleperformance SE	296	37,366
Thales SA	523	73,597
TotalEnergies SE	11,094	730,842
Unibail-Rodamco-Westfield, CDI (A)	4,482	10,547
Unibail-Rodamco-Westfield, REIT (A)	340	16,805
Valeo SE	992	17,127
Veolia Environnement SA	3,341	96,890
Vinci SA	2,626	291,571
Vivendi SE	3,485	30,567
Wendel SE	119	9,442
Worldline SA (A) (C)	1,136	32,008

		8,630,317

Germany - 7.6%
adidas AG	794	139,870
Allianz SE	1,991	475,095
BASF SE	4,429	201,116
Bayer AG	4,856	233,341
Bayerische Motoren Werke AG	1,491	151,930

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Bechtle AG	364	$ 17,025
Beiersdorf AG	501	64,701
Brenntag SE	728	56,556
Carl Zeiss Meditec AG	194	16,987
Commerzbank AG	5,316	60,644
Continental AG	521	36,773
Covestro AG (A) (C)	968	52,256
Daimler Truck Holding AG	2,437	84,561
Delivery Hero SE (A) (C)	841	24,158
Deutsche Bank AG	9,549	105,500
Deutsche Boerse AG	941	162,861
Deutsche Lufthansa AG (A)	2,852	22,633
Deutsche Post AG	4,913	200,161
Deutsche Telekom AG	16,011	336,318
E.ON SE	11,012	130,395
Evonik Industries AG	979	17,932
Fresenius Medical Care AG & Co. KGaA	977	42,185
Fresenius SE & Co. KGaA	2,103	65,501
GEA Group AG	733	27,093
Hannover Rueck SE	301	66,161
Heidelberg Materials AG	723	56,198
HelloFresh SE (A)	742	22,185
Henkel AG & Co. KGaA	496	31,317
Infineon Technologies AG	6,470	214,481
Knorr-Bremse AG	343	21,824
LEG Immobilien SE (A)	340	23,487
Mercedes-Benz Group AG	3,965	276,211
Merck KGaA	636	106,342
MTU Aero Engines AG	266	48,301
Muenchener Rueckversicherungs-Gesellschaft AG	684	266,918
Nemetschek SE	279	17,073
Puma SE	501	31,145
Rational AG	24	15,224
Rheinmetall AG	217	55,956
RWE AG	3,103	115,315
SAP SE	5,152	668,995
Scout24 SE (C)	354	24,574
Siemens AG	3,751	537,993
Siemens Healthineers AG (C)	1,395	70,793
Symrise AG	662	63,215
Talanx AG	310	19,665
Telefonica Deutschland Holding AG	4,216	7,555
Volkswagen AG	140	18,457
Vonovia SE	3,647	87,951
Wacker Chemie AG	87	12,477
Zalando SE (A) (C)	1,043	23,300

		5,628,705

Hong Kong - 2.4%
AIA Group Ltd.	57,000	464,752
BOC Hong Kong Holdings Ltd.	17,500	47,935
Budweiser Brewing Co. APAC Ltd. (C)	8,300	16,386
CK Asset Holdings Ltd.	9,415	49,594
CK Hutchison Holdings Ltd.	13,000	69,557
CK Infrastructure Holdings Ltd.	3,000	14,194
CLP Holdings Ltd.	8,000	59,201
ESR Group Ltd. (C)	11,200	15,732
Futu Holdings Ltd., ADR (A)	300	17,343
Galaxy Entertainment Group Ltd.	11,000	66,231
Hang Lung Properties Ltd.	9,000	12,320
Hang Seng Bank Ltd.	3,600	44,799
Henderson Land Development Co. Ltd.	6,531	17,222
HKT Trust & HKT Ltd.	18,000	18,802
Hong Kong & China Gas Co. Ltd.	53,085	37,013
Hong Kong Exchanges & Clearing Ltd.	5,972	223,141

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hongkong Land Holdings Ltd.	5,500	$ 19,635
Jardine Matheson Holdings Ltd.	800	37,136
Link, REIT	12,051	59,094
MTR Corp. Ltd.	7,687	30,430
New World Development Co. Ltd.	7,278	14,164
Power Assets Holdings Ltd.	6,500	31,459
Prudential PLC	13,632	147,829
Sino Land Co. Ltd.	20,037	22,593
SITC International Holdings Co. Ltd.	6,000	10,083
Sun Hung Kai Properties Ltd.	7,350	78,653
Swire Pacific Ltd., Class A	2,000	13,498
Swire Properties Ltd.	5,800	12,102
Techtronic Industries Co. Ltd.	7,000	67,936
WH Group Ltd. (C)	40,287	21,144
Wharf Real Estate Investment Co. Ltd.	8,300	32,062
Xinyi Glass Holdings Ltd.	8,151	10,554

		1,782,594

Ireland - 1.2%
AerCap Holdings NV (A)	800	50,136
AIB Group PLC	7,260	32,698
Bank of Ireland Group PLC	5,029	49,394
CRH PLC	3,619	200,554
DCC PLC	470	26,430
Experian PLC	4,556	149,587
Flutter Entertainment PLC (A)	875	143,297
James Hardie Industries PLC (A)	2,096	54,970
Kerry Group PLC, Class A	794	66,468
Kingspan Group PLC	771	57,842
Smurfit Kappa Group PLC	1,233	41,141

		872,517

Israel - 0.7%
Azrieli Group Ltd.	202	10,369
Bank Hapoalim BM	6,024	53,671
Bank Leumi Le-Israel BM	7,659	63,461
Check Point Software Technologies Ltd. (A)	450	59,976
CyberArk Software Ltd. (A)	200	32,754
Elbit Systems Ltd.	129	25,569
Global-e Online Ltd. (A)	500	19,870
ICL Group Ltd.	3,678	20,296
Israel Discount Bank Ltd., A Shares	5,903	31,995
Mizrahi Tefahot Bank Ltd.	740	26,873
Monday.com Ltd. (A)	90	14,330
Nice Ltd. (A)	316	53,897
Teva Pharmaceutical Industries Ltd., ADR (A)	5,615	57,273
Wix.com Ltd. (A)	300	27,540

		497,874

Italy - 2.1%
Amplifon SpA	566	16,827
Assicurazioni Generali SpA	5,032	103,023
Davide Campari-Milano NV	2,415	28,507
DiaSorin SpA	114	10,416
Enel SpA	40,200	247,358
Eni SpA	11,696	188,650
Ferrari NV	616	182,159
FinecoBank Banca Fineco SpA	2,872	34,964
Infrastrutture Wireless Italiane SpA (C)	1,584	18,865
Intesa Sanpaolo SpA	76,875	198,314
Mediobanca Banca di Credito Finanziario SpA	2,679	35,490
Moncler SpA	1,020	59,398
Nexi SpA (A) (C)	2,832	17,330
Poste Italiane SpA (C)	2,556	26,937

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	1,313	$ 52,959
Recordati Industria Chimica e Farmaceutica SpA	490	23,162
Snam SpA	9,517	44,765
Telecom Italia SpA (A)	46,799	14,651
Terna - Rete Elettrica Nazionale	7,009	52,820
UniCredit SpA	9,009	216,498

		1,573,093

Japan - 22.4%
Advantest Corp.	4,000	111,911
Aeon Co. Ltd.	3,300	65,419
AGC, Inc.	1,000	35,091
Aisin Corp.	700	26,465
Ajinomoto Co., Inc.	2,200	84,855
ANA Holdings, Inc. (A)	700	14,675
Asahi Group Holdings Ltd.	2,400	89,775
Asahi Intecc Co. Ltd.	1,000	17,987
Asahi Kasei Corp.	6,000	37,737
Astellas Pharma, Inc.	8,900	123,518
Azbil Corp.	600	18,381
Bandai Namco Holdings, Inc.	3,000	61,068
BayCurrent Consulting, Inc.	600	20,067
Bridgestone Corp.	2,800	109,216
Brother Industries Ltd.	1,100	17,729
Canon, Inc.	4,900	118,205
Capcom Co. Ltd.	800	28,828
Central Japan Railway Co.	3,500	85,134
Chiba Bank Ltd.	2,500	18,193
Chubu Electric Power Co., Inc.	3,100	39,559
Chugai Pharmaceutical Co. Ltd.	3,200	99,015
Concordia Financial Group Ltd.	4,900	22,346
CyberAgent, Inc.	2,100	11,330
Dai Nippon Printing Co. Ltd.	1,000	26,031
Dai-ichi Life Holdings, Inc.	4,700	97,403
Daifuku Co. Ltd.	1,500	28,401
Daiichi Sankyo Co. Ltd.	9,100	250,031
Daikin Industries Ltd.	1,300	204,212
Daito Trust Construction Co. Ltd.	300	31,618
Daiwa House Industry Co. Ltd.	3,000	80,601
Daiwa House Investment Corp., REIT	10	17,653
Daiwa Securities Group, Inc.	6,300	36,386
Denso Corp.	8,800	141,387
Dentsu Group, Inc.	1,000	29,443
Disco Corp.	500	92,278
East Japan Railway Co.	1,500	85,871
Eisai Co. Ltd.	1,300	72,238
ENEOS Holdings, Inc.	13,500	53,290
FANUC Corp.	4,600	119,833
Fast Retailing Co. Ltd.	900	196,273
Fuji Electric Co. Ltd.	600	27,085
FUJIFILM Holdings Corp.	1,900	110,079
Fujitsu Ltd.	900	105,996
GLP J-REIT	21	18,788
GMO Payment Gateway, Inc.	200	10,944
Hakuhodo DY Holdings, Inc.	1,100	9,050
Hamamatsu Photonics KK	700	29,505
Hankyu Hanshin Holdings, Inc.	1,100	37,548
Hikari Tsushin, Inc.	100	15,240
Hirose Electric Co. Ltd.	200	23,180
Hitachi Construction Machinery Co. Ltd.	500	15,210
Hitachi Ltd.	4,600	285,499
Honda Motor Co. Ltd.	22,800	256,622
Hoshizaki Corp.	500	17,382
Hoya Corp.	1,800	184,589
Hulic Co. Ltd.	1,800	16,152

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Ibiden Co. Ltd.	600	$ 31,975
Idemitsu Kosan Co. Ltd.	1,000	23,006
Iida Group Holdings Co. Ltd.	700	11,647
Inpex Corp.	4,900	73,972
Isuzu Motors Ltd.	2,700	33,976
ITOCHU Corp.	5,900	213,433
Japan Airlines Co. Ltd.	700	13,622
Japan Exchange Group, Inc.	2,500	46,407
Japan Metropolitan Fund Invest, REIT	33	21,420
Japan Post Bank Co. Ltd.	7,000	60,941
Japan Post Holdings Co. Ltd.	11,200	89,748
Japan Post Insurance Co. Ltd.	1,000	16,866
Japan Real Estate Investment Corp., REIT	6	23,407
Japan Tobacco, Inc.	5,800	133,512
JFE Holdings, Inc.	2,400	35,187
JSR Corp.	900	24,192
Kajima Corp.	2,100	34,197
Kansai Electric Power Co., Inc.	3,300	45,876
Kao Corp.	2,300	85,434
Kawasaki Kisen Kaisha Ltd.	600	20,493
KDDI Corp.	7,300	223,582
Keio Corp.	500	17,204
Keisei Electric Railway Co. Ltd.	600	20,798
Keyence Corp.	1,000	371,386
Kikkoman Corp.	700	36,743
Kintetsu Group Holdings Co. Ltd.	900	25,523
Kirin Holdings Co. Ltd.	3,700	51,821
Kobayashi Pharmaceutical Co. Ltd.	300	13,400
Kobe Bussan Co. Ltd.	700	16,423
Koei Tecmo Holdings Co. Ltd.	520	7,396
Koito Manufacturing Co. Ltd.	1,000	15,100
Komatsu Ltd.	4,600	124,450
Konami Group Corp.	500	26,389
Kose Corp.	200	14,528
Kubota Corp.	4,800	70,792
Kurita Water Industries Ltd.	500	17,445
Kyocera Corp.	1,600	81,231
Kyowa Kirin Co. Ltd.	1,300	22,653
Lasertec Corp.	400	62,286
Lixil Corp.	1,300	15,150
M3, Inc.	2,100	38,166
Makita Corp.	1,100	27,176
Marubeni Corp.	7,200	112,355
MatsukiyoCocokara & Co.	1,800	32,287
Mazda Motor Corp.	2,700	30,651
McDonald’s Holdings Co. Japan Ltd.	400	15,284
MEIJI Holdings Co. Ltd.	1,200	29,839
Minebea Mitsumi, Inc.	1,700	27,774
MISUMI Group, Inc.	1,400	21,889
Mitsubishi Chemical Group Corp.	6,100	38,480
Mitsubishi Corp.	5,700	271,879
Mitsubishi Electric Corp.	9,500	117,542
Mitsubishi Estate Co. Ltd.	5,600	73,260
Mitsubishi HC Capital, Inc.	4,100	27,326
Mitsubishi Heavy Industries Ltd.	1,600	89,358
Mitsubishi UFJ Financial Group, Inc.	56,400	478,743
Mitsui & Co. Ltd.	6,500	235,877
Mitsui Chemicals, Inc.	900	23,349
Mitsui Fudosan Co. Ltd.	4,400	96,986
Mitsui OSK Lines Ltd.	1,600	44,004
Mizuho Financial Group, Inc.	11,800	200,641
MonotaRO Co. Ltd.	1,200	12,852
MS&AD Insurance Group Holdings, Inc.	2,100	77,218
Murata Manufacturing Co. Ltd.	8,400	153,678
NEC Corp.	1,200	66,336
Nexon Co. Ltd.	1,800	32,202
NGK Insulators Ltd.	1,200	15,915

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nidec Corp.	2,100	$ 97,398
Nintendo Co. Ltd.	5,100	212,614
Nippon Building Fund, Inc., REIT	7	28,386
Nippon Express Holdings, Inc.	400	20,886
Nippon Paint Holdings Co. Ltd.	4,500	30,293
Nippon Prologis, Inc., REIT	12	22,420
Nippon Sanso Holdings Corp.	800	18,978
Nippon Steel Corp.	4,200	98,508
Nippon Telegraph & Telephone Corp.	147,900	174,780
Nippon Yusen KK	2,300	59,809
Nissan Chemical Corp.	600	25,531
Nissan Motor Co. Ltd.	11,100	49,045
Nissin Foods Holdings Co. Ltd.	300	24,943
Nitori Holdings Co. Ltd.	400	44,727
Nitto Denko Corp.	700	45,942
Nomura Holdings, Inc.	15,000	60,134
Nomura Real Estate Holdings, Inc.	600	15,068
Nomura Real Estate Master Fund, Inc., REIT	20	22,404
Nomura Research Institute Ltd.	1,800	46,891
NTT Data Group Corp.	3,000	40,240
Obayashi Corp.	3,100	27,310
OBIC Co. Ltd.	300	45,540
Odakyu Electric Railway Co. Ltd.	1,400	20,933
Oji Holdings Corp.	3,800	15,994
Olympus Corp.	6,300	81,849
Omron Corp.	900	40,152
Ono Pharmaceutical Co. Ltd.	1,800	34,545
Open House Group Co. Ltd.	400	13,581
Oracle Corp.	200	14,855
Oriental Land Co. Ltd.	5,400	177,386
ORIX Corp.	5,800	108,401
Osaka Gas Co. Ltd.	1,800	29,655
Otsuka Corp.	600	25,423
Otsuka Holdings Co. Ltd.	1,900	67,550
Pan Pacific International Holdings Corp.	1,800	37,797
Panasonic Holdings Corp.	10,800	121,558
Persol Holdings Co. Ltd.	8,000	13,030
Rakuten Group, Inc.	7,000	28,719
Recruit Holdings Co. Ltd.	7,000	215,893
Renesas Electronics Corp. (A)	6,300	96,351
Resona Holdings, Inc.	10,200	56,535
Ricoh Co. Ltd.	2,700	23,316
Rohm Co. Ltd.	1,600	30,161
SBI Holdings, Inc.	1,200	25,278
SCSK Corp.	700	12,221
Secom Co. Ltd.	1,000	67,853
Seiko Epson Corp.	1,400	22,011
Sekisui Chemical Co. Ltd.	1,700	24,492
Sekisui House Ltd.	2,900	57,771
Seven & i Holdings Co. Ltd.	3,700	144,965
SG Holdings Co. Ltd.	1,500	19,222
Sharp Corp. (A)	1,000	6,237
Shimadzu Corp.	1,100	29,237
Shimano, Inc.	400	53,975
Shimizu Corp.	2,600	18,086
Shin-Etsu Chemical Co. Ltd.	8,900	258,650
Shionogi & Co. Ltd.	1,300	58,162
Shiseido Co. Ltd.	2,000	70,262
Shizuoka Financial Group, Inc.	2,000	16,314
SMC Corp.	300	134,462
SoftBank Corp.	14,100	159,502
SoftBank Group Corp.	5,100	216,197
Sompo Holdings, Inc.	1,500	64,571
Sony Group Corp.	6,200	507,816
Square Enix Holdings Co. Ltd.	400	13,718
Subaru Corp.	3,100	60,282

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
SUMCO Corp.	1,700	$ 22,171
Sumitomo Chemical Co. Ltd.	6,500	17,703
Sumitomo Corp.	5,200	103,833
Sumitomo Electric Industries Ltd.	3,400	40,987
Sumitomo Metal Mining Co. Ltd.	1,200	35,324
Sumitomo Mitsui Financial Group, Inc.	6,300	309,730
Sumitomo Mitsui Trust Holdings, Inc.	1,600	60,289
Sumitomo Realty & Development Co. Ltd.	1,400	36,405
Suntory Beverage & Food Ltd.	700	21,313
Suzuki Motor Corp.	1,800	72,463
Sysmex Corp.	800	38,185
T&D Holdings, Inc.	2,500	41,287
Taisei Corp.	800	28,164
Takeda Pharmaceutical Co. Ltd.	7,800	242,236
TDK Corp.	1,900	70,462
Terumo Corp.	3,200	84,861
TIS, Inc.	1,000	22,036
Tobu Railway Co. Ltd.	900	23,138
Toho Co. Ltd.	500	17,070
Tokio Marine Holdings, Inc.	8,800	204,042
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	33,118
Tokyo Electron Ltd.	2,300	314,588
Tokyo Gas Co. Ltd.	2,000	45,383
Tokyu Corp.	2,500	28,841
Toppan, Inc.	1,200	28,707
Toray Industries, Inc.	6,600	34,360
Toshiba Corp. (A)	400	12,321
Tosoh Corp.	1,300	16,685
TOTO Ltd.	700	18,095
Toyota Industries Corp.	700	55,156
Toyota Motor Corp.	52,300	937,053
Toyota Tsusho Corp.	1,100	64,738
Trend Micro, Inc.	700	26,550
Unicharm Corp.	2,000	70,811
USS Co. Ltd.	1,000	16,545
Welcia Holdings Co. Ltd.	400	6,915
West Japan Railway Co.	1,100	45,527
Yakult Honsha Co. Ltd.	1,200	29,173
Yamaha Corp.	700	19,139
Yamaha Motor Co. Ltd.	1,400	36,827
Yamato Holdings Co. Ltd.	1,400	22,812
Yaskawa Electric Corp.	1,200	43,322
Yokogawa Electric Corp.	1,100	21,262
Z Holdings Corp.	12,800	35,589
Zensho Holdings Co. Ltd.	500	21,741
ZOZO, Inc.	600	11,011

		16,641,783

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	787	20,049

Luxembourg - 0.2%
ArcelorMittal SA	2,550	64,097
Eurofins Scientific SE	637	36,031
Tenaris SA	2,279	36,106

		136,234

Macau - 0.1%
Sands China Ltd. (A)	12,400	38,003

Netherlands - 4.4%
ABN AMRO Bank NV (C)	1,955	27,779
Adyen NV (A) (C)	108	80,579
Akzo Nobel NV	852	61,685
Argenx SE (A)	274	133,430
ASM International NV	231	97,079
ASML Holding NV	1,988	1,175,124

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
BE Semiconductor Industries NV	387	$ 38,051
Euronext NV (C)	413	28,819
EXOR NV	515	45,704
Heineken Holding NV	648	48,916
Heineken NV	1,427	125,916
IMCD NV	273	34,635
ING Groep NV, Series N	17,892	237,400
JDE Peet’s NV	607	16,955
Koninklijke Ahold Delhaize NV	4,779	144,100
Koninklijke KPN NV	15,375	50,700
Koninklijke Philips NV	4,611	92,459
NN Group NV	1,284	41,323
OCI NV (A)	488	13,616
Prosus NV	7,558	223,100
QIAGEN NV (A)	1,138	46,045
Randstad NV	545	30,181
Stellantis NV	10,996	211,666
Universal Music Group NV	4,068	106,361
Wolters Kluwer NV	1,262	152,972

		3,264,595

New Zealand - 0.2%
Auckland International Airport Ltd.	6,051	28,687
Fisher & Paykel Healthcare Corp. Ltd.	2,771	35,840
Mercury Ltd.	3,060	11,188
Meridian Energy Ltd.	5,854	18,034
Spark New Zealand Ltd.	8,933	25,753
Xero Ltd. (A)	719	51,974

		171,476

Norway - 0.7%
Adevinta ASA (A)	1,482	14,672
Aker BP ASA	1,474	40,789
DNB Bank ASA	4,592	92,556
Equinor ASA	4,581	150,385
Gjensidige Forsikring ASA	1,033	15,210
Kongsberg Gruppen ASA	414	17,076
Mowi ASA	2,076	36,788
Norsk Hydro ASA	6,234	39,164
Orkla ASA	3,419	25,564
Salmar ASA	344	17,475
Telenor ASA	3,317	37,677
Yara International ASA	788	29,858

		517,214

Portugal - 0.2%
EDP - Energias de Portugal SA	15,626	65,025
Galp Energia SGPS SA	2,409	35,759
Jeronimo Martins SGPS SA	1,353	30,411

		131,195

Singapore - 1.4%
CapitaLand Ascendas, REIT	18,803	37,826
CapitaLand Integrated Commercial Trust, REIT	25,152	34,039
Capitaland Investment Ltd.	11,894	26,972
City Developments Ltd.	2,300	11,121
DBS Group Holdings Ltd.	8,946	220,149
Genting Singapore Ltd.	29,200	18,050
Grab Holdings Ltd., Class A (A)	8,800	31,152
Jardine Cycle & Carriage Ltd.	500	11,679
Keppel Corp. Ltd.	6,900	34,323
Mapletree Logistics Trust, REIT	16,543	20,331
Mapletree Pan Asia Commercial Trust, REIT	11,800	12,344
Oversea-Chinese Banking Corp. Ltd.	16,760	157,056

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea Ltd., ADR (A)	1,800	$ 79,110
Seatrium Ltd. (A)	225,686	22,123
Sembcorp Industries Ltd.	4,600	17,128
Singapore Airlines Ltd.	7,500	35,443
Singapore Exchange Ltd.	4,100	29,243
Singapore Technologies Engineering Ltd.	7,100	20,308
Singapore Telecommunications Ltd.	40,900	72,405
United Overseas Bank Ltd.	6,300	131,346
UOL Group Ltd.	2,300	10,802
Wilmar International Ltd.	8,900	24,284

		1,057,234

Spain - 2.6%
Acciona SA	114	14,548
ACS Actividades de Construccion y Servicios SA	1,108	39,911
Aena SME SA (C)	373	56,235
Amadeus IT Group SA	2,232	135,168
Banco Bilbao Vizcaya Argentaria SA	29,450	240,059
Banco Santander SA	80,226	306,917
CaixaBank SA	20,378	81,568
Cellnex Telecom SA (A) (C)	2,779	96,869
Corp. ACCIONA Energias Renovables SA	325	8,384
EDP Renovaveis SA	1,553	25,474
Enagas SA	1,192	19,761
Endesa SA	1,501	30,588
Ferrovial SE	2,518	77,123
Grifols SA (A)	1,427	18,549
Iberdrola SA	30,070	336,831
Industria de Diseno Textil SA	5,332	198,939
Naturgy Energy Group SA	597	16,259
Redeia Corp. SA	1,893	29,811
Repsol SA	6,546	107,756
Telefonica SA	25,593	104,661

		1,945,411

Sweden - 2.8%
Alfa Laval AB	1,448	49,806
Assa Abloy AB, B Shares	4,924	107,354
Atlas Copco AB, A Shares	13,137	177,055
Atlas Copco AB, B Shares	7,596	89,131
Beijer Ref AB	1,899	20,075
Boliden AB	1,286	37,013
Epiroc AB, Class A	3,262	62,102
Epiroc AB, Class B	1,911	30,644
EQT AB	1,713	34,007
Essity AB, Class B	3,012	65,034
Evolution AB (C)	901	91,242
Fastighets AB Balder, B Shares (A)	3,367	15,193
Getinge AB, B Shares	1,095	19,313
H&M Hennes & Mauritz AB, B Shares	3,098	44,082
Hexagon AB, B Shares	10,209	87,256
Holmen AB, B Shares	435	16,953
Husqvarna AB, B Shares	1,919	14,708
Industrivarden AB, A Shares	602	15,913
Industrivarden AB, C Shares	762	20,128
Indutrade AB	1,266	23,488
Investment AB Latour, B Shares	680	11,997
Investor AB, B Shares	8,570	164,567
L E Lundbergforetagen AB, B Shares	350	14,640
Lifco AB, B Shares	1,112	19,537
Nibe Industrier AB, B Shares	7,569	49,742
Saab AB, B Shares	375	19,111
Sagax AB, B Shares	915	17,462
Sandvik AB	5,249	96,855
Securitas AB, B Shares	2,306	18,291

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	7,970	$ 95,307
Skanska AB, B Shares	1,674	27,579
SKF AB, B Shares	1,580	26,342
Svenska Cellulosa AB SCA, Class B	2,898	39,774
Svenska Handelsbanken AB, A Shares	7,293	65,123
Swedbank AB, A Shares	4,204	77,457
Swedish Orphan Biovitrum AB (A)	894	18,280
Tele2 AB, B Shares	2,498	19,132
Telefonaktiebolaget LM Ericsson, B Shares	14,584	71,188
Telia Co. AB	11,367	23,482
Volvo AB, A Shares	1,102	22,937
Volvo AB, B Shares	7,475	154,350
Volvo Car AB, B Shares (A)	2,762	11,234

		2,084,884

Switzerland - 10.3%
ABB Ltd.	7,905	283,262
Adecco Group AG	745	30,733
Alcon, Inc.	2,472	191,581
Bachem Holding AG	135	10,029
Baloise Holding AG	218	31,651
Banque Cantonale Vaudoise	148	15,530
Barry Callebaut AG	16	25,485
BKW AG	93	16,408
Chocoladefabriken Lindt & Spruengli AG	6	165,347
Cie Financiere Richemont SA, Class A	2,578	315,438
Clariant AG	978	15,492
Coca-Cola HBC AG	1,029	28,236
DSM-Firmenich AG	925	78,364
Dufry AG (A)	465	17,734
EMS-Chemie Holding AG	32	21,780
Geberit AG	161	80,733
Givaudan SA	45	147,190
Glencore PLC	52,041	298,364
Helvetia Holding AG	181	25,390
Holcim AG	2,612	167,732
Julius Baer Group Ltd.	1,061	68,226
Kuehne & Nagel International AG	270	76,987
Logitech International SA	769	53,162
Lonza Group AG	368	171,105
Nestle SA	13,166	1,492,151
Novartis AG	10,110	1,036,790
Partners Group Holding AG	112	126,579
Roche Holding AG	3,617	992,799
Schindler Holding AG	277	54,742
SGS SA	700	58,900
Siemens Energy AG (A)	2,485	32,526
SIG Group AG	1,433	35,443
Sika AG	714	181,825
Sonova Holding AG	245	58,269
Straumann Holding AG	538	68,885
Swatch Group AG	407	48,045
Swiss Life Holding AG	142	88,673
Swiss Prime Site AG	357	32,742
Swiss Re AG	1,450	149,412
Swisscom AG	120	71,343
Temenos AG	304	21,395
UBS Group AG	16,031	397,382
VAT Group AG (C)	135	48,522
Zurich Insurance Group AG	733	336,410

		7,668,792

United Kingdom - 14.0%
3i Group PLC	4,784	121,000

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
abrdn PLC	9,429	$ 17,918
Admiral Group PLC	1,010	29,292
Anglo American PLC	6,292	173,919
Ashtead Group PLC	2,171	132,495
Associated British Foods PLC	1,691	42,667
AstraZeneca PLC	7,645	1,035,557
Auto Trader Group PLC (C)	4,647	35,017
Aviva PLC	13,426	63,853
BAE Systems PLC	15,084	183,635
Barclays PLC	77,080	149,476
Barratt Developments PLC	4,506	24,251
Berkeley Group Holdings PLC	513	25,706
BP PLC	86,102	558,252
British American Tobacco PLC	10,494	329,952
BT Group PLC	33,294	47,406
Bunzl PLC	1,680	59,976
Burberry Group PLC	1,804	42,007
Centrica PLC	26,780	50,465
CNH Industrial NV	5,066	61,809
Coca-Cola Europacific Partners PLC	1,047	65,416
Compass Group PLC	8,522	207,954
Croda International PLC	668	40,058
Diageo PLC	11,093	410,639
Endeavour Mining PLC	871	16,854
Entain PLC	3,096	35,236
GSK PLC	20,226	368,192
Haleon PLC	27,488	114,315
Halma PLC	1,791	42,360
Hargreaves Lansdown PLC	1,738	16,396
HSBC Holdings PLC	97,710	768,824
Imperial Brands PLC	4,326	87,987
Informa PLC	6,913	63,293
InterContinental Hotels Group PLC	814	60,325
Intertek Group PLC	761	38,180
J Sainsbury PLC	7,773	23,975
JD Sports Fashion PLC	12,250	22,374
Johnson Matthey PLC	897	17,817
Kingfisher PLC	9,457	25,765
Land Securities Group PLC, REIT	3,220	23,172
Legal & General Group PLC	29,494	80,068
Lloyds Banking Group PLC	318,192	172,256
London Stock Exchange Group PLC	2,090	209,968
M&G PLC	10,650	25,637
Melrose Industries PLC	6,776	38,791
Mondi PLC	2,328	38,984
National Grid PLC	18,208	217,713
NatWest Group PLC	28,304	81,396
Next PLC	609	54,212
Ocado Group PLC (A)	2,724	19,955
Pearson PLC	3,073	32,559
Persimmon PLC	1,576	20,719
Phoenix Group Holdings PLC	3,719	21,880
Reckitt Benckiser Group PLC	3,547	250,747
RELX PLC	9,280	314,200
Rentokil Initial PLC	12,147	90,435
Rio Tinto PLC	5,562	351,118
Rolls-Royce Holdings PLC (A)	41,774	112,589
Sage Group PLC	5,114	61,709
Schroders PLC	4,010	19,923
Segro PLC, REIT	5,763	50,584
Severn Trent PLC	1,268	36,589
Shell PLC	33,070	1,051,487
Smith & Nephew PLC	4,337	54,133
Smiths Group PLC	1,649	32,583
Spirax-Sarco Engineering PLC	370	43,004
SSE PLC	5,356	105,211
St. James’s Place PLC	2,543	25,821

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Standard Chartered PLC	11,850	$ 109,593
Taylor Wimpey PLC	16,290	23,314
Tesco PLC	35,975	115,965
Unilever PLC	12,411	615,095
United Utilities Group PLC	3,186	36,859
Vodafone Group PLC	112,932	105,849
Whitbread PLC	949	40,109
Wise PLC, Class A (A)	2,895	24,217
WPP PLC	5,386	48,169

		10,367,226

Total Common Stocks (Cost $69,158,966)		72,187,348

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 9.70% (D)	280	26,139
Dr. Ing. h.c. F. Porsche AG, 1.13% (C) (D)	565	53,164
Henkel AG & Co. KGaA, 2.75% (D)	844	60,196
Porsche Automobil Holding SE, 5.50% (D)	770	37,977
Sartorius AG, 0.45% (D)	124	42,188
Volkswagen AG, 25.58% (D)	1,012	116,559

Total Preferred Stocks (Cost $427,286)		336,223

Total Investments (Cost $69,586,252)		72,523,571
Net Other Assets (Liabilities) - 2.3%		1,691,084

Net Assets - 100.0%		$ 74,214,655

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	17	12/15/2023	$ 1,785,872	$ 1,735,275	$ —	$ (50,597)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.1%	$7,341,897
Pharmaceuticals	9.7	7,012,391
Insurance	5.1	3,677,931
Oil, Gas & Consumable Fuels	4.7	3,446,170
Automobiles	3.6	2,600,556
Metals & Mining	3.4	2,439,799
Semiconductors & Semiconductor Equipment	3.3	2,401,158
Food Products	3.2	2,329,632
Machinery	3.0	2,168,775
Chemicals	3.0	2,166,951
Textiles, Apparel & Luxury Goods	3.0	2,163,605
Capital Markets	2.8	2,018,499
Personal Care Products	2.0	1,472,431
Health Care Equipment & Supplies	2.0	1,443,186
Beverages	1.9	1,395,090
Trading Companies & Distributors	1.9	1,382,160
Electric Utilities	1.8	1,298,034
Diversified Telecommunication Services	1.8	1,287,988
Electrical Equipment	1.8	1,284,091
Aerospace & Defense	1.8	1,275,942
Hotels, Restaurants & Leisure	1.8	1,272,364
Software	1.6	1,178,265
Professional Services	1.6	1,143,077
Industrial Conglomerates	1.5	1,094,295
Electronic Equipment, Instruments & Components	1.4	1,000,065
Consumer Staples Distribution & Retail	1.3	929,949
Real Estate Management & Development	1.2	888,998
Household Durables	1.2	848,714
Financial Services	1.0	760,171
Building Products	1.0	726,316
Wireless Telecommunication Services	1.0	724,262
Biotechnology	0.9	669,550
Multi-Utilities	0.9	650,126
Construction & Engineering	0.8	611,004
Specialty Retail	0.8	600,750
Broadline Retail	0.8	555,449
Tobacco	0.8	551,451
IT Services	0.8	550,884
Entertainment	0.7	546,548
Automobile Components	0.7	489,769
Construction Materials	0.7	479,454
Household Products	0.7	478,105
Ground Transportation	0.6	471,531
Air Freight & Logistics	0.6	433,228
Technology Hardware, Storage & Peripherals	0.5	344,502
Life Sciences Tools & Services	0.5	336,699
Commercial Services & Supplies	0.4	294,892
Industrial REITs	0.4	284,091
Marine Transportation	0.4	283,121
Media	0.4	278,190
Transportation Infrastructure	0.3	253,276
Retail REITs	0.3	239,414
Paper & Forest Products	0.3	236,925
Gas Utilities	0.3	224,625

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Providers & Services	0.3%		$211,523
Communications Equipment	0.2		170,452
Independent Power & Renewable Electricity Producers	0.2		167,207
Interactive Media & Services	0.2		160,211
Diversified REITs	0.2		144,300
Leisure Products	0.2		134,182
Office REITs	0.1		108,268
Passenger Airlines	0.1		100,544
Containers & Packaging	0.1		76,584
Water Utilities	0.1		73,448
Diversified Consumer Services	0.1		48,821
Health Care Technology	0.1		38,166
Energy Equipment & Services	0.0	(B)	36,106
Distributors	0.0	(B)	17,413

Investments	100.0		72,523,571

Total Investments	100.0%		$72,523,571

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$454,900	$71,732,448	$—	$72,187,348
Preferred Stocks	—	336,223	—	336,223

Total Investments	$454,900	$72,068,671	$—	$72,523,571

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(50,597)	$—	$—	$(50,597)

Total Other Financial Instruments	$(50,597)	$—	$—	$(50,597)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $945,420, representing 1.3% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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